Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (185,080)	$ (5,196)	$ (32,244)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,686	1,267	1,283
Amortization	862	572	571
Provision for inventory	2,493
Provision for (Reversal of) doubtful accounts and notes	45,328	(2,043)	9,303
Impairment charges	10,853		7,500
Loss on investment in ENS	2,493
Stock-based compensation expense	38,193	356	575
Gain from deconsolidation			(3,537)
Loss on extinguishment of convertible bonds		8,907
Change in fair value of derivative assets/liability	15,650	(972)
Loss (Gain) on disposal of fixed assets	71	1	(382)
Change in deferred taxes	188	(126)	(150)
Provision for losses on contracts	5,932	2,055	2,816
Non-cash interest expense	5,042	1,406
Amortization of loan fees			307
Operating income from solar system subject to financing obligation	(1,103)	(819)	(1,183)
Other non-cash expense	442	310
Changes in operating assets and liabilities
Accounts receivable	(86,369)	(1,272)	11,491
Accounts receivable, related party			3,823
Other receivable, noncurrent	(550)
Notes receivable	(3,329)		(27,931)
Finance lease receivable	(31,183)
Costs and estimated earnings in excess of billings on uncompleted contracts	41,316	(73,742)	28,692
Restricted cash related to operating activities	(34,608)	(337)
Project assets	21,657	(55,066)	15,993
Inventories	(7,996)	3,838	1,025
Prepaid expenses and other assets	(25,580)	(5,020)	(899)
Accounts payable	605	37,556	(5,452)
Accounts payable, related party	(10,439)	(12,853)	7,815
Note payable	7,594	17,809
Advances from customers	1,773	17,690
Income taxes payable	312	2,942
Billings in excess of costs and estimated earnings on uncompleted contracts		(862)	(4,066)
Billings in excess of costs and estimated earnings on uncompleted contracts, related party			(49)
Accrued liabilities and other liabilities	25,187	7,143	(4,089)
Other liabilities, related party	42
Net cash used in operating activities	(155,518)	(56,456)	11,212
Cash flows from investing activities:
Proceeds from repayment of interest bearing receivables	3,165		7,007
Issuance of notes receivable			(1,335)
Proceeds from disposal of fixed assets		1
Investment in affiliates	(33,390)	(586)
Acquisitions of property, plant and equipment	(22,212)	(147)	(3)
Acquisitions of project assets	(22,740)	(1,295)
Prepayment for acquisitions of subsidiaries and project assets	(7,693)
Proceeds from uplift of bank deposit with maturity over three months upon maturity	14,175
Acquisitions of subsidiaries, net of cash acquired	(5,344)	(6,652)
Acquisition of short-term investments	(31,442)	(40,227)
Placement of bank deposit with maturity over three months	(5,323)	(8,852)
Proceeds from disposal of short-term investments	58,796	12,873
Net cash used in investing activities	(52,008)	(44,885)	5,669
Cash flows from financing activities:
Proceeds from issuance of common stocks	62,029	167,885
Proceeds from line of credit and loans payable	254,608	47,467	2,666
Proceeds from loans on solarbao platform through Solar Energy	129,830
(Increase)/decrease in restricted cash	(48,032)	240	20
Proceeds from issuance of convertible bonds	20,000	46,000
Repayments of line of credit and loans payable	(196,184)	(4,250)	(36,285)
Repayment of loans on solarbao platform directly or through Solar Energy	(89,115)
Net cash generated from financing activities	133,136	257,342	(33,599)
Effect of exchange rate changes on cash	(26)	(492)	(74)
(Decrease)/increase in cash and cash equivalents	(74,416)	155,509	(16,792)
Cash and cash equivalents at beginning of year	156,540	1,031	17,823
Cash and cash equivalents at end of year	82,124	156,540	1,031
Supplemental cash flow information:
Interest paid	2,753	191	4,280
Non-cash activities:
Debt forgiveness from related party (Note 32) and non-controlling interests	17,818		4,582
Netting off balance due to/from related party		3,905
Netting off balance due to/from third party (Note 17)	548
Contribution of other assets to investment in affiliate		790	$ 7,536
Coupons issued to settle accounts payable (Note 1)	10,942
Common Stock issued in connection with convertible bond extinguishment		11,000
Derivative liability issued to acquire project assets		983
Exchange of notes receivable and other assets to acquire project assets		9,448
Exchange of investment in affiliate to acquire project assets		8,912
Common Stock Issued to Acquire Project Assets
Non-cash activities:
Common stock issued-Non cash activity	5,500	3,300
Common Stock Issued to Settle Payable
Non-cash activities:
Common stock issued-Non cash activity	726
Exchange Of Beaver Run Accounts Receivable To Acquire Inventory And Other Assets
Non-cash activities:
Exchange of Apple Orchard accounts receivable to acquire inventory		2,296
Exchange Of Apple Orchard Accounts Receivable To Acquire Inventory
Non-cash activities:
Exchange of Apple Orchard accounts receivable to acquire inventory		7,887
Exchange Of Seashore Accounts Receivable To Acquire Inventory
Non-cash activities:
Exchange of Apple Orchard accounts receivable to acquire inventory		1,395
Common Stock Issued to Acquire Subsidiaries
Non-cash activities:
Common stock issued-Non cash activity	$ 23,845	$ 78,955